Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Property and Equipment
As of December 31, 2020 and 2019, Property and equipment consisted of the following:

($ in thousands)	Land and Buildings	Machinery and Equipment	Furniture and Fixtures	Lesaehold Improvements	Website, Computer Equipment and Software	Vehicles	Contruction In Progress	Total
Cost
Balance as of January 1, 2019	$11,125	$4,449	$2,088	$17,828	$1,096	$386	$4,378	$41,350

Additions	3,683	9,473	7,635	36,793	1,446	295	46,103	105,428
Transfers	5,397	694	—	4,837	—	—	(10,928)	—
Purchase related to sale-leaseback transactions	37,062	—	—	—	—	—	—	37,062
Sales related to sale-leaseback transactions	(37,062)	—	—	—	—	—	—	(37,062)
Business acquisitions	7,802	1,034	735	3,507	173	34	2,495	15,780

As of December 31, 2019	$28,007	$15,650	$10,458	$62,965	$2,715	$715	$42,048	$162,558

Additions	1,055	5,908	4,804	10,415	2,409	878	45,225	70,694
Transfers	1,728	1,290	2,191	56,401	125	21	(61,756)	—
Disposals	—	(110)	(33)	(214)	(24)	—	—	(381)
Sales related to sale-leaseback transactions	(22,083)	—	—	—	—	—	(11,403)	(33,486)
Additions from acquisition	—	455	473	11,615	585	331	5,166	18,625
Effect of foreign exchange and other adjustments	—	6	(273)	130	(43)	—	(50)	(230)

As of December 31, 2020	$8,707	$23,199	$17,620	$141,312	$5,767	$1,945	$19,230	$217,780

Accumulated depreciation

Balance as of January 1, 2019	$(50)	$(335)	$(234)	$(633)	$(327)	$(50)	$—	$(1,629)

Depreciation	(382)	(913)	(760)	(2,509)	(416)	(110)	—	(5,090)

As of December 31, 2019	$(432)	$(1,248)	$(994)	$(3,142)	$(743)	$(160)	$—	$(6,719)

Depreciation	(315)	(1,985)	(2,203)	(10,189)	(1,262)	(333)	—	(16,287)
Sales related to sale-leaseback transactions	—	—	—	457	—	—	—	457

As of December 31, 2020	$(747)	$(3,233)	$(3,197)	$(12,874)	$(2,005)	$(493)	$—	$(22,549)
Net book value

As of December 31, 2019	$27,575	$14,402	$9,464	$59,823	$1,972	$555	$42,048	$155,839

As of December 31, 2020	$7,960	$19,966	$14,423	$128,438	$3,762	$1,452	$19,230	$195,231